INCOME TAXES (10K) (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Expiration of consolidated operating loss carryforwards and research credit carryforwards
The following are the consolidated operating loss carryforwards and research credit carryforwards that will begin expiring as follows:

Calendar Years	Consolidated Operating Loss Carryforwards	Research Activities Carryforwards
2021	$34,248	$	---
2023	95,666		---
2024	910,800		13,584
2025	1,687,528		21,563
2026	11,950,281		60,797
2027	3,431,365		85,052
2028	8,824,940		139,753
2029	6,889,761		81,940
2030	5,113,583		41,096
2031	3,728,626		43,592
2032	3,695,792		8,690
2033	3,187,559		15,882
2034	1,797,031		19,491
Total	$51,347,180		$531,440

Deferred tax assets and deferred tax liabilities
An analysis of the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are as follows:

	2014		2013
Deferred tax assets:
Net operating loss carryforwards		$18,279,724		$17,657,746
Intangible assets		188,944		247,248
Other		554,404		512,286
Total gross deferred tax assets		19,023,072		18,417,280

Deferred tax liabilities:
Property and equipment		33,696		72,347
Total gross deferred tax liabilities		33,696		72,347

Net total of deferred assets and liabilities		18,989,376		18,344,933
Valuation allowance		(18,989,376)		(18,344,933)
Net deferred tax assets	$	---	$	---

Reconciliation of expected statutory federal income tax rate to actual income tax rate
The following is a reconciliation of the expected statutory federal income tax rate to our actual income tax rate for the years ended December 31:

	2014		2013
Expected income tax (benefit) at federal statutory tax rate -35%	$	(681,109)	$	(1,137,320)

Permanent differences		52,273		21,754
Research tax credits		(19,491)		(15,882)
Amortization of deferred start up costs		---		---
Valuation allowance		648,327		1,131,448
Income tax expense	$	---	$	---